CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 11. CAPITAL STOCK

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of June 30, 2014. Series A Convertible Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock has.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

There were 14,750,000 shares of Series B Convertible Preferred Stock outstanding as of June 30, 2014. The Series B Convertible Preferred shares will vote with the common stock of the Company, be equal to 100 votes of common stock and be convertible into shares of common stock of the Company and a 1-for-5.384325537.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company. On April 23, 2013, we entered into a Share Exchange Agreement, dated March 23, 2013 (the “Share Exchange Agreement”), by and among the Company, Edible Garden Corp., a Nevada corporation (“Edible Garden”), and the holders of common stock of Edible Garden. Amy Almsteier, our majority shareholder, and officer and director, offered and sold 7,650,000 of her 12,500,000 shares of Series B Preferred Stock to Ken VandeVrede, Mike VandeVrede, Steve VandeVrede and Dan VandeVrede, Beverly Willekes, and David VandeVrede (collectively, the “Edible Garden Shareholders”), each of whom acquired the Series B Preferred Stock on a pro-rata basis, based on their respective parentage equity interest in Edible Garden immediately prior to the consummation of the Share Exchange Agreement.

Common Stock

The Company has authorized 350 million shares of common stock with $0.001 par value, of which there were issued and outstanding 171,941,673 as of June 30, 2014.

Preferred Stock

The Company has authorized 25 million shares of preferred stock with $0.001 par value, of which there were 100 shares of Series A Convertible Preferred Stock outstanding as of March 31, 2012. Series A Convertible Preferred Stock is convertible on a one-for-one basis into common stock and has all of the voting rights that the holders of our common stock has.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 100 shares of Series A Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

There were 14,750,000 shares of Series B Convertible Preferred Stock outstanding as of March 31, 2012. The Series B Convertible Preferred shares will vote with the common stock of the Company, be equal to 100 votes of common stock and be convertible into shares of common stock of the Company and a 1-for-5.384325537.

On February 26, 2012, pursuant the Agreement and Plan of Merger, the Company issued an aggregate of 14,750,000 shares of Series B Preferred Stock to Derek Peterson and Amy Almsteier, both of whom are officers and directors of the Company.

Common Stock

The Company has authorized 350 million shares of common stock with $0.001 par value, of which there were issued and outstanding 146,806,928 as of December 31, 2013.